Document and Entity Information	Sep. 29, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001707502
Document Type	8-K
Document Period End Date	Sep. 29, 2022
Entity Registrant Name	Solid Biosciences Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38360
Entity Tax Identification Number	90-0943402
Entity Address, Address Line One	500 Rutherford Avenue
Entity Address, Address Line Two	Third Floor
Entity Address, Address Line Three
Entity Address, City or Town	Charlestown
Entity Address, Postal Zip Code	02129
City Area Code	(617)
Local Phone Number	337-4680
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	SLDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true